LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 5,868
2022	4,776
2023	3,674
2024	3,432
2025	3,190
2026 and thereafter	12,521
Total undiscounted lease payments	33,461
Less: adjustment to discounted lease payments	(3,386)
Total discounted lease payments	$ 30,075